SUPPLEMENT DATED AUGUST 5, 2008
                       TO MATTHEWS ASIAN FUNDS PROSPECTUS
                              DATED APRIL 29, 2008



THE MATTHEWS ASIAN GROWTH AND INCOME FUND AND MATTHEWS PACIFIC TIGER FUND WILL RESUME ACCEPTING OFFERS TO PURCHASE SHARES FROM NEW INVESTORS EFFECTIVE SEPTEMBER 2, 2008.

As of September 2, 2008, all references in the Prospectus to the Matthews Asian Growth and Income Fund and Matthews Pacific Tiger Fund being closed to new investors (including pages 22 and 30 of the Prospectus) or investing in or exchanging shares into a closed fund, and the information under the caption "Who Can Invest in a Closed Fund?" (page 65 of the Prospectus) are deleted.

Please refer to pages 60 and 61 of the Prospectus for information on how to purchase shares of the Matthews Asian Growth and Income and Matthews Pacific Tiger Funds.




Matthews Asian Funds are distributed by PFPC Distributors, Inc.

                         SUPPLEMENT DATED AUGUST 5, 2008
                             TO MATTHEWS ASIAN FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 29, 2008



THE MATTHEWS ASIAN GROWTH AND INCOME FUND AND MATTHEWS PACIFIC TIGER FUND WILL RESUME ACCEPTING OFFERS TO PURCHASE SHARES FROM NEW INVESTORS EFFECTIVE SEPTEMBER 2, 2008.

As of September 2, 2008, all references in the Statement of Additional Information (the "SAI") to the Matthews Asian Growth and Income Fund and Matthews Pacific Tiger Fund being closed to new investors (including page 3 of the SAI) or investing in or exchanging shares into a closed fund are deleted.








Matthews Asian Funds are distributed by PFPC Distributors, Inc.